Merger and Reverse Recapitalization	6 Months Ended
Jun. 30, 2026
Merger and Reverse Recapitalization [Abstract]
Merger and Reverse Recapitalization

Note 3. Merger and Reverse Recapitalization

As discussed above, the Merger was consummated on June 25, 2026, which, for accounting purposes, was treated as the equivalent of SC Assets issuing stock for the net assets of TLGY, accompanied by a recapitalization (see Note 1). Under this method of accounting, TLGY was treated as the acquired company for financial accounting and reporting purposes under U.S. GAAP.

At Closing, each share of issued and outstanding StablecoinX, Inc. common stock was canceled and converted into one share of StablecoinX Class A common stock and one share of StablecoinX Class B common stock.

Warrants

Upon the consummation of the Merger, 11,500,000 of previously outstanding TLGY Public Warrants automatically became 11,500,000 StablecoinX Public Warrants, and all Private Placement Warrants became one (1) warrant to purchase StablecoinX Class A Common Stock. Immediately following the Merger, TLGY insiders exchanged an aggregate of (i) 5,449,700 TLGY Class Common shares and (ii) all of the 11,259,500 Private Placement Warrants for 644,590 shares of StablecoinX Class A Common Stock and 644,590 shares of StablecoinX Class B Common Stock.

Ethena Contribution

Upon the consummation of the Merger and pursuant to the Contribution Agreement entered into by TLGY, Ethena, SC Assets, and StablecoinX on July 21,2025, Ethena contributed 284,954,407.29 ENA Tokens with a value of $23,417,531.14 as of June 25, 2026 in exchange for 1,813,164 shares of StablecoinX Class A common stock and 1,813,164 shares of StablecoinX Class B common stock. The ENA tokens contributed by Ethena are locked as of June 30, 2026 and will be unlocked over a period of up to 48 months.

Given the related party nature of Ethena for accounting purposes as of the closing of the Merger, ENA Tokens received upon the close of the Merger did not fall within the scope of ASU 2023-08 and will be accounted for under the intangible assets model (see Note 7).

PIPE Shares

Upon the consummation of the Merger and pursuant to the PIPE Subscription Agreements entered into by TLGY, certain investors (“Initial PIPE Investors”), SC Assets, and StablecoinX on July 21,2025, the Company received 1,405,754,435.84 ENA Tokens with a value of $115,524,790.73 as of June 25, 2026 and $1,734,252 in cash in exchange for 9,159,293 shares of StablecoinX Class A common stock.

Additionally, upon the consummation of the Merger and pursuant to the PIPE Subscription Agreements entered into by TLGY, certain investors (“Additional PIPE Investors”), SC Assets, and StablecoinX on September 5, 2025, the Company received 1,340,695,577.81 ENA Tokens with a value of $110,178,258.81 as of June 25, 2026 and $16,000,000 in cash in exchange for 11,615,979 shares of StablecoinX Class A common stock.

A portion of the ENA tokens received are locked as of June 30, 2026 and will be unlocked over a period of up to 48 months.

The following table reconciles the elements of the Merger to the condensed consolidated statements of cash flows and the condensed consolidated statements of stockholders’ equity for the three and six months ended June 30, 2026:

Recapitalization

Cash - TLGY trust and cash, net of redemptions	$1,177,929
Cash - PIPE	17,734,252
Less: transaction and advisory costs paid by Stablecoin	(59,885)
Net cash proceeds from Merger	18,852,296
ENA contributed	249,120,581
Less: Stablecoin accrued transaction and advisory costs	(3,481,156)
Net liabilities assumed from TLGY	(16,129,386)
Total Merger and PIPE financing	$248,362,335

The number of shares of common stock outstanding immediately following the consummation of the Merger:

TLGY Class A common stock, outstanding prior to the Merger	5,834,587
Sponsor forfeiture	(4,805,110)
Redemption of TLGY Class A common stock	(393,538)
Class A common stock of TLGY	635,939
PIPE shares	20,775,272
Ethena contribution shares	1,813,164
TLGY Class B common stock, outstanding prior to the Merger	105,000
Merger and PIPE financing shares	23,329,375
Legacy Stablecoin X Assets Shares	700,000
Issuance of common stock to advisors	-
Class A Common Stock immediately after the Merger	24,029,375

TLGY was not an operating business and did not have any revenue before or after the Closing. Therefore, there are no combined effects on revenue and earnings on the consolidated financial statements.